As filed with the Securities and Exchange Commission on [1/5/04]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09495

The Legacy Funds, Inc.
(Exact name of registrant as specified in charter)

61 Broadway
New York, NY 10006
(Address of principal executive offices) (Zip code)

Robert E. Belknap
61 Broadway
New York, NY 10006
(Name and address of agent for service)

1-212-269-8790
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2003

Date of reporting period: October 31, 2003

Item 1. Report to Shareholders.

ANNUAL REPORT

THE LEGACY FUNDS, INC.

Legacy Growth Fund

October 31, 2003

THE LEGACY FUNDS, INC.

Dear Fellow Shareholders:

               This is the fourth annual report of our Fund, covering the period November 1 st , 2002 through the end of the Fund’s fiscal year, October 31 st , 2003.

During the fiscal year of our Fund its Net Asset Value rose from $5.67 to $6.41, an increase of 13.05%, while the Standard & Poors 500 Index rose by 20.80%, the Lipper Large Capitalization Growth Fund Index by 18.51%, and the NASDAQ Composite by 45.98%. A year ago we adjusted the Fund’s portfolio to a more conservative market stance, reflecting the high level of uncertainly in the financial markets and the economy. This conservative approach caused us to favor sectors such as pharmaceutical and insurance issues, which lagged the subsequent overall recovery in the market. In addition we invested a portion of the Fund’s portfolio in good quality, high dividend paying preferred shares, treating these shares as a high-yielding reserve equivalent. The equity markets shifted to an upward bias in late March after which, once having been convinced economic activity was truly on the rise, we moved back to a fully invested posture. Accordingly the Fund’s portfolio lagged the run-up in the market. As is often the case the equity markets tended to lead the turn in the economy, with more speculative issues tending to rebound more vigorously than more established companies; thus the outperformance of the NASDAQ over the S&P 500 and our Fund.

In our letter to the Shareholders last year at this time we commented, “If (1) the Federal Reserve continues to increase the money supply at a rate sufficient to support a growing economy, (2) the effective Federal Funds Rate is maintained below that of very short term U.S. Treasury securities, and (3) the Congress and President put in place constructive fiscal stimulus measures, we believe the U.S. economy could achieve a higher rate of growth over the next few years than would otherwise be the case.” During the past twelve months the Federal Reserve has not only kept short term interest rates very low but has also maintained a goodly level of liquidity in our system, and the President and Congress have put in place a major fiscal stimulus package which included very meaningful incentives for the formation of small and medium sized companies. It appears to us there is good potential for a higher rate of economic growth over the coming years than may be generally projected.

With regard to fundamental investment strategy, we have continued to follow the practice of carefully selecting companies in accordance with a stringent set of criteria, acquiring their securities at prices deemed reasonable, and retaining them over a long period. We continue to believe that well managed companies having strong financial underpinnings and generating good earnings growth will deliver good returns to their investors over the longer period.

With reference to the various current mutual fund difficulties, may I mention that our Fund does not allow any trading of the Fund’s shares outside the stated trading time of the close of business in New York on days the New York Stock Exchange is open, and that no person involved in the investment decision-making process of the Fund may trade in any specific investment of the Fund during a period beginning 24 hours prior to the Fund’s transaction in such investment and ending 24 hours subsequent to the transaction.

As always the Board of Trustees and I very much appreciate your confidence. We hope you have an enjoyable holiday season and a healthy, prosperous New Year.

Robert E. Belknap
President and Portfolio Manager

The S&P 500 Stock Index and the NASDAQ Composite Index are unmanaged but commonly used measures of common stock total return performance. The Lipper Large Cap Growth Fund Index is the composite of the 30 largest "large cap growth" mutual funds, as categorized by Lipper Analytical
Services, Inc. This chart assumes an initial gross investment of $10,000 made on February 15, 2000
(commencement of operations). Returns shown include the reinvestment of dividends and the deduction of all fees and expenses. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

[1] Inception date for the Legacy Growth Fund and index data is February 15, 2000.

THE LEGACY FUNDS, INC.

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2003

Legacy
Growth Fund

INVESTMENT INCOME:
Dividend income (net of foreign tax withheld of $1,186)	$58,892
Interest income	744

Total investment income	59,636

EXPENSES:
Investment advisory fees	38,682
Administration fees	30,202
Fund accounting fees	22,855
Transfer agent fees and expenses	13,250
Distribution fees	19,341
Insurance fees	14,478
Custody fees	3,526
Professional fees	109,973
Federal and state registration	7,988
Trustees' fees and expenses	2,499

Total expenses before Adviser reimbursement	262,794
Less: Fees waived and expenses reimbursed by Adviser	(197,035)

Net expenses	65,759

NET INVESTMENT LOSS	(6,123)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(512,249)
Change in unrealized appreciation/depreciation on investments	991,706

Net realized and unrealized gain on investments	479,457

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$473,334

See Notes to the Financial Statements.

THE LEGACY FUNDS, INC.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003

Legacy
Growth Fund

ASSETS:
Investments, at market value
(Cost of $4,322,134)	$4,603,870
Receivable for investments sold	220,389
Receivable from Adviser	3,405
Interest and dividends receivable	2,964
Prepaid assets	3,602

Total assets	4,834,230

LIABILITIES:

Payable for investments purchased	325,498
Accrued expenses and other liabilities	28,782

Total liabilities	354,280

NET ASSETS	$4,479,950

NET ASSETS CONSIST OF:
Capital stock	$6,625,979
Accumulated net realized loss on investments	(2,427,765)
Net unrealized appreciation on investments	281,736

Total net assets	$4,479,950

Shares outstanding
(Unlimited shares authorized with a par value of $0.001 each)	699,210

Net asset value, redemption price and offering price per share	$6.41

See Notes to the Financial Statements.

THE LEGACY FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Legacy Growth Fund

	Year	Year
	ended	ended
	October 31, 2003	October 31, 2002

OPERATIONS:
Net investment loss	$(6,123)	$(14,616)
Net realized loss on investments	(512,249)	(836,159)
Change in unrealized appreciation/depreciation on investments	991,706	368,062

Net increase (decrease) in net assets resulting from operations	473,334	(482,713)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	546,693	907,266
Cost of shares redeemed	(504,259)	(195,386)

Net increase in net assets resulting from
capital share transactions	42,434	711,880

TOTAL INCREASE IN NET ASSETS	515,768	229,167

NET ASSETS:
Beginning of period	3,964,182	3,735,015

End of period	$4,479,950	$3,964,182

See Notes to the Financial Statements.

THE LEGACY FUNDS, INC.

FINANCIAL HIGHLIGHTS

	Legacy Growth Fund

				February 15, 2000*
	Years ended October 31,			through
	2003	2002	2001	October 31, 2000

PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD	$5.67	$6.24	$10.03	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss 3	(0.01)	(0.02)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	0.75	(0.55)	(3.77)	0.07

Total gain (loss) from investment operations	0.74	(0.57)	(3.79)	0.03

NET ASSET VALUE, END OF PERIOD	$6.41	$5.67	$6.24	$10.03

TOTAL RETURN 1	13.05%	(9.13%)	(37.79%)	0.30%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period	$4,479,950	$3,964,182	$3,735,015	$4,816,948
Ratio of net expenses to average net assets:
Before expense reimbursement 2	6.79%	6.52%	5.67%	5.70%
After expense reimbursement 2	1.70%	1.70%	1.70%	1.70%
Ratio of net investment loss to average net assets:
Before expense reimbursement 2	(5.25%)	(5.16%)	(4.80%)	(4.90%)
After expense reimbursement 2	(0.16%)	(0.34%)	(0.83%)	(0.90%)
Portfolio turnover rate (1)	51.77%	43.24%	42.81%	21.00%

*	Commencement of operations.
1	Not annualized for periods less than one year.
2	Annualized for periods less than one year.
3	Net investment loss per share is calculated using ending balances prior to consideration or adjustment for permanent book and tax differences.

See Notes to the Financial Statements.

THE LEGACY FUNDS, INC.

SCHEDULE OF INVESTMENTS - October 31, 2003

Legacy Growth Fund

Shares		Value
	COMMON STOCKS - 99.9%

	CONSUMER PRODUCTS - 2.2%
1,000	The Procter & Gamble Company	$98,290

	DRUGS - 5.8%
3,000	Merck & Co. Inc.	132,750
4,000	Pfizer Inc.	126,400

		259,150

	EDUCATION - 1.4%
1,000	Apollo Group, Inc. - Class A*	63,500

	ELECTRONICS - 1.9%
8,000	Sanmina-SCI Corporation*	84,240

	FINANCIAL SERVICES - 8.9%
2,800	American Express Company	131,404
2,500	State Street Corporation	130,900
3,100	Washington Mutual, Inc.	135,625

		397,929

	FOOD SERVICES - 3.1%
4,100	Sysco Corporation	138,006

	HOME BUILDING - 12.0%
1,300	Beazer Homes USA, Inc.	129,350
90	Cavco Industries, Inc.*	2,174
1,400	Centex Corporation	136,500
3,500	D.R. Horton, Inc.	139,300
1,500	Pulte Homes, Inc.	129,765

		537,089

	INSURANCE - 11.0%
3,500	ACE Limited (1)	126,000
2,100	American International Group, Inc.	127,743
4,375	Fidelity National Financial, Inc.	135,275
2,400	Marsh & McLennan Companies, Inc.	102,600

		491,618

See Notes to the Financial Statements.

THE LEGACY FUNDS, INC.

SCHEDULE OF INVESTMENTS - October 31, 2003

Legacy Growth Fund

Shares		Value
	MEDICAL INSTRUMENTS - 7.9%
2,400	Medtronic, Inc.	$109,368
4,000	Possis Medical, Inc.*	65,400
3,000	SurModics, Inc.*	63,000
3,300	Techne Corporation*	114,939

		352,707

	MEDICAL SERVICES - 16.0%
1,900	Amgen Inc.*	117,344
2,600	Johnson & Johnson	130,858
3,900	Laboratory Corporation of America Holdings*	138,255
3,200	Lincare Holdings Inc.*	124,608
3,717	Medco Health Solutions, Inc.*	123,404
2,500	Select Medical Corporation*	83,925

		718,394

	NETWORKING PRODUCTS - 1.9%
4,200	Cisco Sytems, Inc.*	87,906

	OIL & GAS - 11.0%
1,700	Apache Corporation	118,524
1,700	ChevronTexaco Corporation	126,310
3,500	Exxon Mobil Corporation	128,030
2,700	Royal Dutch Petroleum Company - NYS (1)	119,826

		492,690

	PHARMACY DISTRIBUTION - 2.9%
2,200	Cardinal Health, Inc.	130,548

	REINSURANCE - 6.4%
2,100	Everest Re Group, Ltd. (1)	174,195
2,500	RenaissanceRe Holdings Ltd. (1)	112,450

		286,645

	RETAIL - GENERAL - 5.8%
3,400	The Home Depot, Inc.	126,038
3,800	Walgreen Co.	132,316

		258,354

	SOFTWARE - 1.7%
6,000	Siebel Systems, Inc.*	75,540

	TOTAL COMMON STOCKS (Cost of $4,190,870)	4,472,606

See Notes to the Financial Statements.

THE LEGACY FUNDS, INC.

SCHEDULE OF INVESTMENTS - October 31, 2003

Legacy Growth Fund
Shares	SHORT-TERM INVESTMENTS - 2.9%	Value

131,264	First American Treasury Obligations Fund	$ 131,264

	TOTAL SHORT-TERM INVESTMENTS (Cost of $131,264)	131,264

	TOTAL INVESTMENTS - 102.8% (Cost of $4,322,134)	4,603,870

	Liabilities Net of Other Assets - (2.8%)	(123,920)

	TOTAL NET ASSETS - 100.0%	$ 4,479,950

	* Non-income producing security.
	(1) Foreign security.
	NYS - New York Shares.

See Notes to the Financial Statements.

THE LEGACY FUNDS, INC. NOTES TO THE FINANCIAL STATEMENTS October 31, 2003

1. ORGANIZATION

The Legacy Funds, Inc. (the “Trust”) was organized as a Delaware Business Trust on July 15, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Legacy Growth Fund (the “Fund”) is the first series. The Fund is a diversified series of the Trust. The principal objective of the Fund is long-term growth of capital. The Fund commenced operations on February 15, 2000.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation
The Fund’s securities are valued at their market value. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, securities are valued at the mean between the last reported bid and asked prices. Other securities for which market quotations are not readily available will be priced at their fair value as determined in good faith by, or under procedures adopted by, the Board of Trustees. Short-term instruments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

(c) Distributions to Shareholders
Dividends from net investment income, if any, will be declared and paid annually. Distributions of net realized capital gains, if any, will also be declared and paid annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(d) Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

(e) Other
Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Year Ended	Year Ended
	October 31, 2003	October 31, 2002
Shares outstanding, beginning of period	698,771	598,479
Shares sold	92,082	131,726
Shares redeemed	(91,643)	(31,434)

Net increase	439	100,292

Shares outstanding, end of period	699,210	698,771

4. INVESTMENT TRANSACTIONS

Purchases and sales of securities for the year ended October 31, 2003 (excluding short-term investments) aggregated $2,125,297 and $1,858,815, respectively.

At October 31, 2003, the components of accumulated earnings/ (losses) on a tax basis were as follows:

Cost of Investments	$ 4,322,134

Gross unrealized appreciation	$ 607,895
Gross unrealized depreciation	(326,159)

Net unrealized appreciation	$ 281,736

Undistributed ordinary income	--
Undistributed long-term capital gain	--

Total distributable earnings	$ --

Other accumulated losses	$ (2,427,765)

Total accumulated losses	$ (2,146,029)

At October 31, 2003, the Fund had accumulated capital loss carryovers of $2,427,765 with $118,897, $960,460, $836,159 and $512,249 expiring in 2008, 2009, 2010, and 2011, respectively. To the extent that the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover for the Fund.

The Fund made no distributions during the years ended October 31, 2003 and 2002.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

      The Trust has an Investment Advisory Agreement (the “Agreement”) with Ingalls & Snyder LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

      The Adviser agreed contractually to waive its management fee and/or reimburse the Fund’s other expenses, to the extent necessary, to ensure that the Fund’s operating expenses do not exceed 1.70% of its average daily net assets for the Fund’s fiscal year ending October 31, 2003 and has contractually agreed to continue to waive its management fee and/or reimburse the Fund’s other expenses until March 1, 2004. This contractual fee waiver may not be discontinued or modified by the Adviser during the stated period. For the year ended October 31, 2003, the Adviser assumed $177,694 of operating expenses on behalf of the Fund.

      U.S. Bank, N.A., a subsidiary of U.S. Bancorp, a publicly-held bank holding company, serves as custodian for the Fund. U.S. Bancorp Fund Services, LLC, a wholly-owned subsidiary of U.S. Bancorp, serves as transfer agent, administrator and accounting services agent for the Trust.

The Trust, on behalf of the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides that the Fund will pay distribution fees to Ingalls & Snyder LLC (the “Distributor”) at an annual rate of 0.50% of the average daily net assets attributable to its shares. Payments under the distribution plan shall be used to compensate the Fund’s distributor for services provided and expenses incurred in connection with the sales of shares.

The Distributor has agreed to waive its distribution (12b-1) fee. This fee waiver may be terminated by the Distributor at any time. The waiver of the distribution fee did not have any effect on the overall expense ratio for the year ended October 31, 2003 because of the obligation of the Adviser under its Investment Advisory Agreement with the Fund to limit the Total Annual Fund Operating Expenses of the Fund on an annualized basis to no more than 1.70% of the Fund’s average net assets. Distribution fees waived under this arrangement were $19,341 for the year ending October 31, 2003.

Report of Independent Public Accountants

To the Board of Trustees and Shareholders of
The Legacy Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Legacy Funds, Inc. comprised of the Legacy Growth Fund (the “Fund”) as of October 31, 2003, and the related statement of operations for the year then ended and statements of changes in net assets and the financial highlights for the two years then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods prior to October 31, 2002 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on the financial highlights in their report dated November 28, 2001.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund comprising Legacy Growth Funds, Inc. as of October 31, 2003, the results of its operations for the year ended and changes in its net assets and financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States.

Milwaukee, Wisconsin
November 21, 2003

THE LEGACY FUNDS, INC.

ADDITIONAL INFORMATION

Information about Trustees and Officers

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-800-221-2598.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Robert E. Belknap Ingalls & Snyder LLC 61 Broadway New York, NY 10006-2802 Age: 65	President and Portfolio Manager	Since 1999	Managing Director of Ingalls & Snyder LLC since 1993	1	None

Thomas O. Boucher, Jr. * 61 Broadway New York, NY 10006-2802 Age: 45	Trustee	Since 2001	Managing Director of Ingalls & Snyder LLC since 1992	1	None

Barnabas B.B. Breed Tower Suite 3500 The French Building 551 Fifth Avenue New York, NY 10017 Age: 58	Independent Trustee	Since 1999	Principal of the Law Firm of Breed & Associates since 1987	1	Director of the Wayne Art Center

William J. McDonough, Jr. 193 Summit Ave. Summit, NJ 07901 Age: 51	Independent Trustee	Since 2002	Retired, Executive Vice President Foote, Cone & Belding from 1976 to 2002	1	None

Elizabeth A. Larson 61 Broadway New York, NY 10006-2802 Age: 39	Vice President, Secretary and Treasurer	Since 2000	Associate, Ingalls & Snyder LLC since 1993

*Denotes a trustee who is an "interested person" as that term is defined in Section 2 (a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act").

Investment Adviser
Ingalls & Snyder LLC
61 Broadway
New York, NY 10006

Distributor
Ingalls & Snyder LLC
61 Broadway
New York, NY 10006

Administrator, Fund Accountant
and Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202

Legal Counsel
Godfrey & Kahn, S.C.
780 N. Water Street
Milwaukee, WI 53202

Independent Auditors
Ernst & Young LLP
233 S. Wacker Drive
Chicago, IL 60606

Trustees
Thomas O. Boucher, Jr.
Barnabas B. B. Breed
William J. McDonough, Jr.

Officers
Robert E. Belknap – President
Elizabeth A. Larson – Vice President, Secretary & Treasurer
Lori A. Kohlhapp – Assistant Treasurer

This report must be accompanied or preceded by the Fund’s current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, controller and other senior financial officers of the registrant. A copy of the registrant’s code of ethics is filed herewith as Exhibit (a)(1). The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call 1-800-221-2598.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. However, the board believes that the members of the audit committee have sufficient experience and expertise to carry out their duties and responsibilities, and to assess the issues which can be reasonably expected to be raised by the registrant’s financial statements.

Item 4. Principal Accountant Fees and Services.

Not required for annual reports filed for periods ending before December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 9. Controls and Procedures.

(a)       The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report. Based on their review, the registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer determined that the procedures are effectively designed to ensure that material information relating to the registrant is made known to them by others within the registrant and by the registrant’s service providers.

(b)       There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Any code of ethics or amendment thereto. Filed herewith .

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940. Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 of the Investment Company Act of 1940 .
Not Applicable.

(b)     Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940.
Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Legacy Funds, Inc.

By (Signature and Title) /s/Robert E. Belknap
Robert E. Belknap, President

Date     12/23/03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Robert E. Belknap
Robert E. Belknap, President

Date     12/23/03

By (Signature and Title) /s/Elizabeth A. Larson
Elizabeth A. Larson, Treasurer

Date    12/23/03